OTHER INCOME, NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER INCOME, NET
NOTE 14 - OTHER INCOME, NET

Other income, net, is summarized as follows:

	Year ended December 31,
	2025	2024	2023
Interest expense to related parties	$-	$-	$(21)
Interest expense and other bank charges	(1,302)	(750)	(471)
Interest expense to tax authorities	(687)	(940)	(1,182)
Interest income	2,385	3,079	2,227
Foreign currency gain (loss)	175	(74)	362
Gain from sale of investments	-	-	707
Other income (expense)	6	112	(38)
Total other income, net	$577	$1,427	$1,584